Goodwill (Tables)	6 Months Ended
Jun. 30, 2018
Goodwill
2Q18	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	603	1,518	2,245	3,170	1,010	12	8,558
Foreign currency translation impact	12	45	40	14	19	0	130
Balance at end of period	615	1,563	2,285	3,184	1,029	12	8,688
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	615	1,563	1,513	465	641	0	4,797
6M18
Gross amount of goodwill (CHF million)
Balance at beginning of period	610	1,544	2,268	3,178	1,021	12	8,633
Foreign currency translation impact	5	19	17	6	8	0	55
Balance at end of period	615	1,563	2,285	3,184	1,029	12	8,688
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	615	1,563	1,513	465	641	0	4,797

Bank
Goodwill
6M18	Swiss Universal Bank	International Wealth Management	Asia Pacific	Global Markets	Investment Banking & Capital Markets	Strategic Resolution Unit	Bank
Gross amount of goodwill (CHF million)
Balance at beginning of period	592	1,531	2,044	2,837	911	12	7,927
Foreign currency translation impact	5	19	16	2	7	0	49
Balance at end of period	597	1,550	2,060	2,839	918	12	7,976
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	772	2,719	388	12	3,891
Balance at end of period	0	0	772	2,719	388	12	3,891
Net book value (CHF million)
Net book value	597	1,550	1,288	120	530	0	4,085